CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Subject to possible Redemption Common stock	Class A common stock Subject to possible Redemption	Class A common stock Common stock	Class B common stock Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2022			$ 0	$ 575	$ 0	$ (1,457,152)	$ (1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022			0	5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000
Excise tax liability						(1,976,947)	(1,976,947)
Sponsor conversion of Class B common stock			$ 420	$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000	(4,200,000)
Sponsor cash capital contribution					800,000		800,000
Sponsor capital contribution for non-redemption agreements					934,906		934,906
Redemption of Class A common stock	$ (197,694,657)	(197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Trust Account withdrawal for tax payments	$ (2,287,729)					2,287,729	2,287,729
Remeasurement of Class A common stock subject to possible redemption	6,707,678				(973,935)	(5,733,743)	(6,707,678)
Net (loss) income						2,729,602	2,729,602
Balance at the ending at Dec. 31, 2023			$ 420	$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the ending (in shares) at Dec. 31, 2023			4,200,000	1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Excise tax liability						(447,576)	(447,576)
Sponsor cash capital contribution					644,227		644,227
Sponsor capital contribution for non-redemption agreements					274,973		274,973
Redemption of Class A common stock	$ (44,757,709)	$ (44,757,709)
Redemption of Class A common stock (in shares)	(4,112,078)
Trust Account withdrawal for tax payments	$ (489,119)					489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	966,174				(966,174)		(966,174)
Net (loss) income						(5,107,051)	(5,107,051)
Balance at the ending at Dec. 31, 2024			$ 420	$ 155	$ 713,997	$ (9,216,019)	$ (8,501,447)
Balance at the ending (in shares) at Dec. 31, 2024			4,200,000	1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2024	$ 429,151	$ 429,151
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2024	37,987	37,987